SUBSEQUENT EVENTS (Details Narrative) - USD ($)																					3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 30, 2024	Jul. 25, 2024	Jul. 08, 2024	Jun. 28, 2024	May 24, 2024	May 24, 2024	May 22, 2024	May 21, 2024	Mar. 25, 2024	Mar. 21, 2024	Jan. 18, 2024	Jan. 11, 2024	Jan. 10, 2024	Jan. 02, 2024	Dec. 19, 2023	Dec. 15, 2023	Oct. 10, 2023	Oct. 01, 2023	Mar. 22, 2023	Jan. 24, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2024	Mar. 18, 2024	Mar. 01, 2024	Jan. 22, 2024
Subsequent Event [Line Items]
Proceeds from sale of common stock																									$ 568,270	$ 5,000,000	$ 6,200,000	$ 2,000,000
Number of stock issued granted																											1,400,000	1,250,000
Number of stock issued exercise
Common stock, par value																					$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Issuance of common stock for cash																					$ 388,270	$ 180,000	$ 1,024,500	$ 5,000,000			$ 6,200,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Share price					$ 0.203	$ 0.203
Number of shares issued					1,923,644	150	155	50
Number of shares sold				1,000
Issuance of common stock for cash					$ 390,500	$ 165,000	$ 170,500	$ 55,000
Warrant [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued															4,000,000						950,000	600,000	1,024,500	1,250,000			5,250,000
Number of shares sold															4,000,000				1,250,000
Issuance of common stock for cash																					$ 95	$ 60	$ 102	$ 125			$ 525
Underwriters [Member]
Subsequent Event [Line Items]
Number of shares issued											600,000
Proceeds from sale of common stock											$ 160,000
Underwriters [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued											4,600,000
Luca Consulting, LLC [Member]
Subsequent Event [Line Items]
Settlement description																	(a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement.
Ronin Equity Partners [Member]
Subsequent Event [Line Items]
Borrow amount																															$ 37,500
Cohen Enterprises Inc [Member]
Subsequent Event [Line Items]
Borrow amount																													$ 100,000	$ 50,000
Consulting Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued																		50,000
Issuance of common stock for cash																		$ 2,000
Consulting Agreement [Member] | G&P General Consulting [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued														250,000
Number of additional restricted common shares issued														500,000
Share price														$ 0.28
Number of restricted common shares issued, value														$ 70,000
Consulting Agreement [Member] | Luca Consulting, LLC [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued										500,000			200,000
Share price										$ 0.1975			$ 0.28				$ 0.63
Number of restricted common shares issued, value										$ 98,750			$ 56,000
Agreement payable in cash										$ 5,000			$ 15,000
Consulting agreement description													(a) $5,000 on the signing of the agreement; and (b) $5,000 on the tenth of each month throughout the remainder of the agreement. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Luca and its affiliates with regard to certain matters.
Number of shares issued																	200,000
Issuance of common stock for cash																	$ 126,000
Settlement description																	(a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement.
Consulting Agreement [Member] | First Level Capital [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued												250,000
Number of additional restricted common shares issued												250,000
Share price												$ 0.29
Number of restricted common shares issued, value												$ 144,950
Agreement payable in cash												$ 60,000
Consulting agreement description												(a) $60,000 on the signing of the agreement; and (b) $60,000 on the approval by the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify First Level and its affiliates with regard to certain matters.
Consulting Agreement [Member] | Zvonimir Moric Consulting [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued										150,000
Share price										$ 0.1975
Number of restricted common shares issued, value										$ 29,625
Underwriting Agreement [Member]
Subsequent Event [Line Items]
Number of warrants to purchase of common stock																																42,000
Exercise price per share															$ 0.38																	$ 0.375
Underwriting Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of warrants to purchase of common stock															280,000																	42,000
Underwriting Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price																$ 0.30
Underwriting Agreement [Member] | Over-Allotment Option [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued																600,000
Consulting Agreements [Member]
Subsequent Event [Line Items]
Share price																				$ 1.00
Issuance of common stock for cash																				$ 350,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value									$ 0.0001
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Share price		$ 0.3267	$ 0.2767
Number of shares sold		10	135
Issuance of common stock for cash		$ 11,000	$ 148,500
Conversion of stock shares converted		33,670	536,682
Subsequent Event [Member] | 2022 Plan [Member]
Subsequent Event [Line Items]
Number of stock available for awards description									The First Amendment increased the number of shares of common stock available for awards under the Incentive Plan, such that currently, subject to adjustment in connection with the payment of a stock dividend, a stock split or subdivision or combination of the shares of common stock, or a reorganization or reclassification of the Company’s common stock, the aggregate number of shares of common stock which may be issued pursuant to awards under the 2022 Plan is currently the sum of (i) 10,000,000, and (ii) an automatic increase on April 1st of each year for a period of nine years commencing on April 1, 2024 and ending on (and including) April 1, 2032, in an amount equal to the lesser of (x) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year; and (y) 2,000,000 shares of common stock; provided, however, that the Board may act prior to April 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. This is also known as an “evergreen” provision. Notwithstanding the foregoing, no more than a total of 26,000,000 shares of common stock (or awards) may be issued or granted under the 2022 Plan in aggregate, and no more than 26,000,000 shares of common stock may be issued pursuant to the exercise of Incentive Stock Options
Number of stock issued									10,000,000
Subsequent Event [Member] | Common Stock [Member] | 2022 Plan [Member]
Subsequent Event [Line Items]
Number of stock issued									2,000,000
Number of stock issued granted									26,000,000
Number of stock issued exercise									26,000,000
Subsequent Event [Member] | Underwriters [Member]
Subsequent Event [Line Items]
Number of shares issued											600,000
Proceeds from sale of common stock											$ 160,000
Subsequent Event [Member] | Underwriters [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of shares issued											4,600,000
Subsequent Event [Member] | Ronin Equity Partners [Member]
Subsequent Event [Line Items]
Borrow amount																													$ 37,500
Subsequent Event [Member] | Cohen Enterprises Inc [Member]
Subsequent Event [Line Items]
Borrow amount																														$ 50,000
Subsequent Event [Member] | Consulting Agreement [Member] | John Dorsey [Member]
Subsequent Event [Line Items]
Number of shares issued	200,000
Settlement description	the services under the agreement, the Company agreed to pay Dorsey $6,000 a month and issued Dorsey a total of 200,000 shares, which vest in accordance with the following vesting schedule; a) 50,000 shares vest upon the execution of the Agreement, b) 75,000 shares vest upon the three (3) month anniversary of the Agreement, and c) 75,000 shares vest upon the six (6) month anniversary of the Agreement (the “Dorsey Consulting Shares”).
Subsequent Event [Member] | Consulting Agreement [Member] | G&P General Consulting [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued														250,000
Number of additional restricted common shares issued														500,000
Share price														$ 0.28
Number of restricted common shares issued, value														$ 70,000
Subsequent Event [Member] | Consulting Agreement [Member] | Luca Consulting, LLC [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued										500,000			200,000
Share price										$ 0.1975			$ 0.28
Number of restricted common shares issued, value										$ 98,750			$ 56,000
Agreement payable in cash										$ 5,000			$ 15,000
Consulting agreement description													(a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Luca and its affiliates with regard to certain matters.
Subsequent Event [Member] | Consulting Agreement [Member] | First Level Capital [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued												250,000
Number of additional restricted common shares issued												250,000
Share price												$ 0.28
Number of restricted common shares issued, value												$ 70,000
Agreement payable in cash												$ 60,000
Consulting agreement description												(a) $60,000 on the signing of the agreement; (b) $60,000 on the approval by the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify First Level and its affiliates with regard to certain matters.
Subsequent Event [Member] | Consulting Agreement [Member] | Zvonimir Moric Consulting [Member]
Subsequent Event [Line Items]
Number of restricted common shares issued										150,000
Share price										$ 0.1975
Number of restricted common shares issued, value										$ 29,625
Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Exercise price per share																																$ 0.375
Subsequent Event [Member] | Underwriting Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of warrants to purchase of common stock																																42,000
Subsequent Event [Member] | Consulting Agreements [Member]
Subsequent Event [Line Items]
Share price	$ 0.4209
Issuance of common stock for cash	$ 84,180